Investment Strategy - Prospectus Summary	Nov. 30, 2025
Lord Abbett Multi-Asset Balanced Opportunity Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is a “fund-of-funds” that invests in affiliated investment companies (the “underlying funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Under normal conditions, through the underlying funds, the Fund indirectly invests in U.S. equity securities across all market capitalization ranges and all investment styles, fixed income securities of various types, and select foreign (including emerging market) securities. The Fund tactically allocates its assets among these asset classes in response to market conditions or to seek to capitalize on investment opportunities. The Fund uses a “blend” strategy to gain investment exposure to both growth and value stocks, or to stocks with characteristics of both.

Equity securities in which an underlying fund may invest include common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts (“REITs”) and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, and other instruments with similar characteristics.

Currently, the underlying funds invest in fixed income securities consisting principally of high-yield debt securities, investment grade debt securities, mortgage-related and other asset-backed securities, municipal bonds, U.S. Government securities, convertible securities, bank loans, inflation-linked investments, and cash equivalents. Certain of the underlying funds may invest up to 100% of their assets in fixed income securities that are below investment grade (commonly referred to as “high-yield” or “junk” bonds).

Securities of foreign companies include emerging market companies, American Depositary Receipts (“ADRs”), and other similar depositary receipts, and may be traded on a U.S. or non-U.S. securities exchange and may be denominated in non-U.S. currencies.

In addition to investing in the underlying funds, the Fund may invest directly in any type of derivative as part of its investment strategies or for risk management purposes. Currently, the Fund may invest in derivatives consisting principally of futures, forwards, options, and swaps. To the extent that the Fund invests directly in derivatives, the Fund intends to do so primarily for non-hedging purposes. The market value of the Fund’s directly held positions in derivatives, determined at the time of the most recent position established, will not exceed 50% of the Fund’s net assets. The Fund currently expects, however, that under normal conditions the market value of such instruments, determined at the time of the most recent position established, will not exceed 35% of the Fund’s net assets. These percentage limitations exclude Fund assets indirectly invested in derivatives through the underlying funds.

The Fund’s portfolio management team tactically allocates the Fund’s assets among the underlying funds based on market conditions, interest rate changes, and regulatory developments, among other considerations. The Fund may sell or reallocate its investments among the underlying funds for a variety of reasons, such as to secure gains, limit losses, redeploy assets, increase cash, or satisfy redemption requests, among others. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Lord Abbett Multi-Asset Income Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is a “fund-of-funds” that invests in affiliated investment companies (the “underlying funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Under normal conditions, through the underlying funds, the Fund indirectly invests in fixed income securities of various types, select U.S. equity securities across all market capitalization ranges and all investment styles, and foreign (including emerging market) securities. The Fund tactically allocates its assets among these asset classes in response to market conditions or to seek to capitalize on investment opportunities. The Fund uses a “blend” strategy to gain investment exposure to both growth and value stocks, or to stocks with characteristics of both.

Currently, the underlying funds invest in fixed income securities consisting principally of high-yield debt securities, investment grade debt securities, mortgage-related and other asset-backed securities, municipal bonds, U.S. Government securities, convertible securities, bank loans, inflation-linked investments, and cash equivalents. Certain of the underlying funds may invest up to 100% of their assets in fixed income securities that are below investment grade (commonly referred to as “high-yield” or “junk” bonds).

Equity securities in which an underlying fund may invest include common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts (“REITs”) and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, and other instruments with similar characteristics.

Securities of foreign companies include emerging market companies, American Depositary Receipts (“ADRs”), and other similar depositary receipts, and may be traded on a U.S. or non-U.S. securities exchange and may be denominated in non-U.S. currencies.

In addition to investing in the underlying funds, the Fund may invest directly in any type of derivative as part of its investment strategies or for risk management purposes. Currently, the Fund may invest in derivatives consisting principally of futures, forwards, options, and swaps. To the extent that the Fund invests directly in derivatives, the Fund intends to do so primarily for non-hedging purposes. The market value of the Fund’s directly held positions in derivatives, determined at the time of the most recent position established, will not exceed 50% of the Fund’s net assets. The Fund currently expects, however, that under normal conditions the market value of such instruments, determined at the time of the most recent position established, will not exceed 35% of the Fund’s net assets. These percentage limitations exclude Fund assets indirectly invested in derivatives through the underlying funds.

The Fund’s portfolio management team tactically allocates the Fund’s assets among the underlying funds based on market conditions, interest rate changes, and regulatory developments, among other considerations. The Fund may sell or reallocate its investments among the underlying funds for a variety of reasons, such as to secure gains, limit losses, redeploy assets, increase cash, or satisfy redemption requests, among other reasons. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Lord Abbett Convertible Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a diversified portfolio of convertible securities issued by U.S. and foreign companies. Convertible securities may include corporate bonds, debentures, notes, preferred stocks, and any other securities that can be exchanged for equity securities or provide an opportunity for equity participation. For purposes of this 80% policy, the Fund also may gain exposure to convertible securities through derivatives or other ‘synthetic’ means.

The Fund may invest in both investment grade convertible securities and lower-rated (commonly referred to as “high-yield” or “junk”) convertible securities or, if unrated, determined by Lord Abbett to be of comparable quality. The Fund may invest in companies of all sizes and may from time to time invest a significant amount of its assets in securities of small and mid-sized companies and below investment grade securities.

The Fund may invest up to 20% of its net assets in non-convertible debt or equity securities. In addition, the Fund may invest up to 20% of its net assets in foreign securities. The Fund defines foreign securities as securities of non-U.S. issuers that are denominated in non-U.S. currencies.

The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to mortgage-backed securities, privately issued mortgage-related securities, or securities issued by the U.S. Government, its agencies and instrumentalities.

The Fund may use derivatives to hedge against risk or to gain investment exposure. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. Specifically, the Fund expects to employ a variety of options strategies for the Fund, including purchasing and selling put and call options, as well as utilizing “spreads” and other option combinations. In “spread” transactions, the Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different expiration dates. The Fund may also take advantage of the pricing inefficiencies of an embedded option through the purchase of a convertible bond. Such convertible arbitrage strategies seek to take advantage of the pricing inefficiencies of the embedded option in a convertible bond. Convertible arbitrage involves purchasing a portfolio of convertible securities, generally convertible bonds, and hedging a portion of the equity risk by selling short the underlying common stock. The Fund may use derivatives to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, as a substitute for holding the underlying asset on which the derivative instrument is based, or for cash management purposes. For example, the Fund may invest in or sell short U.S. Treasury futures, securities index futures, other futures, and/or currency forwards to adjust the Fund’s exposure to the direction of interest rates, or for other portfolio management reasons.

The portfolio management team uses fundamental, bottom-up analysis to identify convertible securities that it believes are undervalued and that potentially may increase total return and reduce downside risk. The portfolio management team will work toward reducing risk through portfolio diversification, credit analysis, assessment of risk/return potential, and attention to current developments and trends in interest rates and economic conditions. The Fund engages in active and frequent trading of its portfolio securities.

The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, or shows signs of deteriorating fundamentals, among other reasons. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Strategy Portfolio Concentration [Text]	The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to mortgage-backed securities, privately issued mortgage-related securities, or securities issued by the U.S. Government, its agencies and instrumentalities.
Lord Abbett Core Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities of various types. Such investments include:

• securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities;

• investment grade debt securities of U.S. issuers;

• investment grade debt securities of non-U.S. issuers that are denominated in U.S. dollars;

• mortgage-backed, mortgage-related, and other asset-backed securities;

• inflation-linked investments;

• loans, including bridge loans, novations, assignments, and participations;

• structured securities and other hybrid instruments, including collateralized loan obligations (“CLOs”); and

• derivative instruments, including options, futures contracts, forward contracts, and swap agreements.

The Fund may invest up to 10% of its net assets in floating or adjustable rate loans. The Fund may invest in Treasury Inflation Protected Securities (“TIPS”), which are U.S. Government bonds whose principal automatically is adjusted for inflation as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”), and other inflation-indexed securities issued by the U.S. Department of Treasury.

The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to mortgage-backed securities, privately issued mortgage-related securities, or securities issued by the U.S. Government, its agencies and instrumentalities.

The Fund seeks to manage interest rate risk through its management of the average duration of the securities it holds in its portfolio. Under normal conditions, the Fund will maintain its average duration range within two years of the bond market’s duration as measured by the Bloomberg U.S. Aggregate Bond Index (which was approximately 5.88 years as of February 28, 2026). The duration of a security takes into account the pattern of all expected payments of interest and principal on the security over time, including how these payments are affected by changes in interest rates.

The Fund may use derivatives to hedge against risk or to gain investment exposure. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, as a substitute for holding the underlying asset on which the derivative instrument is based, or for cash management purposes. For example, the Fund may invest in or sell short U.S. Treasury futures, securities index futures, other futures, and/or currency forwards to adjust the Fund’s exposure to the direction of interest rates, or for other portfolio management reasons.

The portfolio management team buys and sells securities using a relative value-oriented investment process. The portfolio management team combines top-down and bottom-up analysis to construct its portfolio, using a blend of quantitative and fundamental research. As part of its top-down analysis, the portfolio management team evaluates global economic conditions, including monetary, fiscal, and regulatory policy, as well as the political and geopolitical environment, in order to identify and assess opportunities and risks across different segments of the fixed income market. The portfolio management team employs bottom-up analysis to identify and select securities for investment by the Fund based on in-depth company, industry, and market research and analysis. The portfolio management team applies proprietary filters to this analysis to determine security selection, sector exposure, and term structure. The portfolio management team may actively rotate sector exposure based on its assessment of relative value. The Fund engages in active and frequent trading of its portfolio securities.

The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, or shows signs of deteriorating fundamentals, among other reasons. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Strategy Portfolio Concentration [Text]	The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to mortgage-backed securities, privately issued mortgage-related securities, or securities issued by the U.S. Government, its agencies and instrumentalities.
Lord Abbett Core Plus Bond Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a variety of fixed income securities. The Fund invests in investment grade debt securities, but also may invest up to 35% of its net assets in high-yield debt securities (commonly referred to as “lower-rated” or “junk” bonds). High-yield debt securities are debt securities that are rated BB/Ba or lower by an independent rating agency, or are unrated but determined by Lord Abbett to be of comparable quality. High-yield debt securities typically pay a higher yield than investment grade debt securities, but present greater risks. The Fund may invest in debt securities issued by non-U.S. entities but denominated in U.S. dollars, and securities issued by non-U.S. entities and denominated in currencies other than the U.S. dollar. The Fund may invest up to 25% of its net assets in debt securities of non-U.S. issuers that are denominated in non-U.S. currencies. The Fund’s investments in the securities of foreign issuers may include investments in and/or tied economically to emerging markets.

The Fund generally may invest in the following types of debt securities:

• securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities;

• corporate debt securities;

• mortgage-backed, mortgage-related, and other asset-backed securities, including collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBS”), mortgage dollar rolls, and stripped mortgage-backed securities (“SMBS”);

• inflation-linked investments;

• structured securities and other hybrid instruments, including collateralized loan obligations (“CLOs”); and

• loans, including bridge loans, novations, assignments, and participations. The Fund may invest up to 10% of its net assets in floating or adjustable rate loans.

The Fund may invest in Treasury Inflation Protected Securities (“TIPS”), which are U.S. Government bonds whose principal automatically is adjusted for inflation as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”), and other inflation-indexed securities issued by the U.S. Department of Treasury.

The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to mortgage-backed securities, privately issued mortgage-related securities, or securities issued by the U.S. Government, its agencies and instrumentalities.

The Fund seeks to manage interest rate risk through its management of the average duration of the securities it holds in its portfolio. Under normal conditions, the Fund will maintain its average duration range within two years of the bond market’s duration as measured by the Bloomberg U.S. Aggregate Bond Index (which was approximately 5.88 years as of February 28, 2026). The duration of a security takes into account the pattern of all expected payments of interest and principal on the security over time, including how these payments are affected by changes in interest rates.

The Fund may use derivatives to hedge against risk or to gain investment exposure. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, as a substitute for holding the underlying asset on which the derivative instrument is based, or for cash management purposes. For example, the Fund may invest in or sell short U.S. Treasury futures, securities index futures, other futures, and/or currency forwards to adjust the Fund’s exposure to the direction of interest rates, or for other portfolio management reasons.

The portfolio management team buys and sells securities using a relative value-oriented investment process, meaning the portfolio management team generally seeks more investment exposure to securities believed to be undervalued and less investment exposure to securities believed to be overvalued. The portfolio management team combines top-down and bottom-up analysis to construct its portfolio, using a blend of quantitative and fundamental research. As part of its top-down analysis, the portfolio management team evaluates global economic conditions, including monetary, fiscal, and regulatory policy, as well as the political and geopolitical environment, in order to identify and assess opportunities and risks across different segments of the fixed income market. The portfolio management team employs bottom-up analysis to identify and select securities for investment by the Fund based on in-depth company, industry, and market research and analysis. The portfolio management team may actively rotate sector exposure based on its assessment of relative value. The Fund engages in active and frequent trading of its portfolio securities.

The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, or shows signs of deteriorating fundamentals, among other reasons. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Strategy Portfolio Concentration [Text]	The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to mortgage-backed securities, privately issued mortgage-related securities, or securities issued by the U.S. Government, its agencies and instrumentalities.
Lord Abbett Floating Rate Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in floating or adjustable rate instruments and derivatives and other instruments that effectively enable the Fund to achieve a floating rate of income. The floating or adjustable rate instruments in which the Fund may invest include, but are not limited to:

• senior secured or unsecured floating rate loans or debt;

• second lien or other subordinated secured or unsecured floating rate loans or debt; and

• floating-rate structured (or securitized) products, including collateralized loan obligations.

The other instruments that effectively enable the Fund to achieve a floating rate of income may include, but are not limited to:

• fixed-rate loans or debt with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating or adjustable rate interest payments;

• exchange-traded funds or notes that provide exposure to floating or adjustable rate loans or obligations; and

• money market investment companies.

The Fund may invest in senior and subordinated loans or debt securities of any maturity or credit quality, including, without limitation, those rated below investment grade by a rating agency or, if unrated, determined by Lord, Abbett & Co. LLC (“Lord Abbett”) to be of comparable quality. Below investment grade securities are commonly referred to as “high-yield” or “junk” bonds and are speculative in nature.

The Fund may invest up to 20% of its net assets in other types of debt securities and short-term instruments, including corporate debt securities and repurchase agreements. For the purposes of this limitation, where the Fund has entered into a derivatives instrument or other transaction intended to effectively convert fixed-rate interest payments on a debt security into floating or adjustable rate interest payments, the value of the Fund’s investment in the fixed-rate debt security underlying the derivative instrument will not be counted towards this 20% limitation.

The Fund may invest in non-U.S. dollar-denominated loans or securities. The Fund may invest up to 25% of its total assets in loans and securities issued by issuers organized in a country outside of the U.S. or economically tied to a country outside of the U.S., including in emerging markets. The Fund will deem an issuer to be economically tied to a non-U.S. country by looking at a number of factors, including its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to mortgage-backed securities, privately issued mortgage-related securities, or securities issued by the U.S. Government, its agencies and instrumentalities.

The Fund may invest in derivative instruments. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives to seek to enhance returns; to attempt to hedge elements of its investment risk, on both a security- or portfolio-level basis; to manage portfolio duration; as a substitute for holding the underlying asset on which the derivative instrument is based; to effectively convert the fixed-rate interest payments of a debt security held by the Fund into floating or adjustable rate interest payments; or for cash management purposes.

The portfolio management team conducts fundamental research by analyzing industry and issuer specific data and performing quantitative and qualitative credit research. The portfolio management team’s portfolio construction process is based on positioning across the credit quality spectrum, seeking to maximize favorable industries, and selecting loans with attractive structural features. The portfolio management team seeks to reduce risk through portfolio diversification, credit analysis, assessment of risk/return potential, and attention to current developments and trends in interest rates and economic conditions.

The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, or shows signs of deteriorating fundamentals, among other reasons. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Strategy Portfolio Concentration [Text]	The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to mortgage-backed securities, privately issued mortgage-related securities, or securities issued by the U.S. Government, its agencies and instrumentalities.
Lord Abbett High Yield Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in lower-rated debt securities (commonly referred to as “high-yield” or “junk” bonds), including corporate debt securities and securities that are convertible into common stock or have warrants to purchase common stock. The Fund may invest in debt securities of any credit quality, including defaulted securities (i.e., bonds on which the issuer has not paid principal or interest on time) and securities of issuers that are or may become involved in reorganizations, financial restructurings, or bankruptcy (commonly referred to as “distressed debt”). The Fund may invest in structured securities and other hybrid instruments, including collateralized loan obligations (“CLOs”). The Fund may invest up to 20% of its net assets in foreign securities (including emerging market securities and American Depositary Receipts (“ADRs”)). The Fund defines foreign securities as securities of non-U.S. issuers that are denominated in non-U.S. currencies. In addition, the Fund may invest up to 20% of its net assets in municipal securities. The Fund also may invest up to 15% of its net assets in floating or adjustable rate loans, including bridge loans, novations, assignments, and participations.

The Fund also may invest up to 20% of its net assets in equity securities. Equity securities include common stocks, preferred stocks, convertible preferred stocks, warrants, rights to purchase equity securities of an issuer, and equity interests in trusts and partnerships, including real estate investment trusts (“REITs”). The Fund may acquire equity securities as a result of restructurings of debt securities held in its portfolio. In addition, the Fund may purchase equity securities to pursue capital appreciation or to diversify its portfolio.

The Fund may invest in mortgage-backed, mortgage-related, and other asset-backed securities, which directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans, real property, or other assets. The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to mortgage-backed securities, privately issued mortgage-related securities, or securities issued by the U.S. Government, its agencies and instrumentalities.

The Fund may use derivatives to hedge against risk or to gain investment exposure. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, as a substitute for holding the underlying asset on which the derivative instrument is based, or for cash management purposes. For example, the Fund may invest in or sell short U.S. Treasury futures, securities index futures, other futures, and/or currency forwards to adjust the Fund’s exposure to the direction of interest rates, or for other portfolio management reasons.

The Fund believes high total return (current income and capital appreciation) may be derived from an actively-managed, diversified portfolio of investments. In addition to seeking current income, the Fund seeks to invest across the ratings spectrum, particularly in lower-rated debt securities. The Fund seeks to purchase lower-rated securities the Fund believes will experience declining credit risk, allowing the securities potentially to generate higher returns.

The portfolio management team selects securities using a bottom-up analysis of an issuer’s management quality, credit risk, and relative market position, and industry dynamics, as well as an evaluation of conditions within the broader economy. The portfolio management team attempts to reduce risk through portfolio diversification, credit analysis, and attention to current developments and trends in interest rates and economic conditions. The Fund engages in active and frequent trading of its portfolio securities.

The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, or shows signs of deteriorating fundamentals, among other reasons. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Strategy Portfolio Concentration [Text]	The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to mortgage-backed securities, privately issued mortgage-related securities, or securities issued by the U.S. Government, its agencies and instrumentalities.
Lord Abbett Income Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal conditions, the Fund pursues its investment objective by investing at least 65% of its net assets in investment grade debt (or fixed income) securities of various types. Such investments include:

• corporate debt securities of U.S. issuers;

• corporate debt securities of non-U.S. (including emerging market) issuers that are denominated in U.S. dollars;

• mortgage-backed, mortgage-related, and other asset-backed securities;

• securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and

• inflation-linked investments.

The Fund may invest in Treasury Inflation Protected Securities (“TIPS”), which are U.S. Government bonds whose principal automatically is adjusted for inflation as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”), and other inflation-indexed securities issued by the U.S. Department of Treasury.

The Fund may invest up to 35% of its net assets in any one or a combination of the following types of fixed income securities and other instruments:

• high-yield debt securities (commonly referred to as “lower-rated” or “junk” bonds);

• debt securities of non-U.S. (including emerging market) issuers that are denominated in foreign currencies, including securities of issuers economically tied to emerging market countries;

• loans, including bridge loans, novations, assignments, and participations;

• convertible securities, including convertible bonds and preferred stocks; and

• structured securities and other hybrid instruments, including collateralized loan obligations (“CLOs”).

The investment grade and high-yield debt securities described above may include mortgage-backed, mortgage-related, and other asset-backed securities, which directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans, real property, or other assets. The Fund will not invest more than

25% of its total assets in any industry; however, this limitation does not apply to mortgage-backed securities and privately issued mortgage-related securities.

The Fund may use derivatives to hedge against risk or to gain investment exposure. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, as a substitute for holding the underlying asset on which the derivative instrument is based, or for cash management purposes. For example, the Fund may invest in or sell short U.S. Treasury futures, securities index futures, other futures, and/or currency forwards to adjust the Fund’s exposure to the direction of interest rates, or for other portfolio management reasons.

The portfolio management team buys and sells securities using a relative value-oriented investment process, meaning the portfolio management team generally seeks more investment exposure to securities believed to be undervalued and less investment exposure to securities believed to be overvalued. The portfolio management team combines top-down and bottom-up analysis to construct its portfolio, using a blend of quantitative and fundamental research. As part of its top-down analysis, the portfolio management team evaluates global economic conditions, including monetary, fiscal, and regulatory policy, as well as the political and geopolitical environment, in order to identify and assess opportunities and risks across different segments of the fixed income market. The portfolio management team employs bottom-up analysis to identify and select securities for investment by the Fund based on in-depth company, industry, and market research and analysis. The portfolio management team applies proprietary filters to this analysis to determine security selection, sector exposure, and term structure. The portfolio management team may actively rotate sector exposure based on its assessment of relative value. The Fund engages in active and frequent trading of its portfolio securities.

The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, or shows signs of deteriorating fundamentals, among other reasons. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Strategy Portfolio Concentration [Text]	The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to mortgage-backed securities and privately issued mortgage-related securities.
Lord Abbett Inflation Focused Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

For purposes of its investment objective, the Fund uses the Consumer Price Index (“CPI”) for All Urban Consumers (“CPI-U”) to measure the rate of inflation in the U.S. economy. The Fund pursues its investment objective by combining inflation-linked derivatives and inflation-indexed fixed income securities (collectively, “Inflation-Linked Investments”) with a portfolio of fixed income securities. In addition, the Fund may buy or sell Treasury futures or interest rate swaps to actively manage its portfolio duration. The use of the term “Inflation Focused” in the Fund’s name does not refer to a particular type of security in which the Fund invests; rather, it refers to its overall strategy that seeks investment returns that exceed the rate of inflation in the U.S. economy over time. In the Fund’s view, exceeding the rate of inflation in the U.S. economy could mean achieving greater gains than the CPI-U during periods of anticipated or actual inflation or sustaining smaller losses than the CPI-U during periods of anticipated or actual deflation.

The percentage of the Fund’s assets that is invested in Inflation-Linked Investments and the types of Inflation-Linked Investments used by the Fund will vary. The Fund does not seek to forecast inflationary trends, but merely seeks investment exposure through Inflation-Linked Investments. Because the Fund uses Inflation-Linked Investments as a tool to gain investment exposure, the Fund is designed for long-term investors and may not be appropriate for investors who are looking to protect their purchasing power in the near term.

The specific types of Inflation-Linked Investments that the Fund may use include:

• Inflation-Linked Derivatives: The Fund may invest substantially in inflation-linked derivatives, primarily CPI swaps. A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a specified notional amount of principal. The Fund normally may enter into CPI swaps on a zero-coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted. Conversely, the Fund may enter into CPI swaps on a year-over-year basis, in which one party pays an annual fixed rate on a specified notional amount at specified intervals (i.e., monthly, annually, etc.), while the other party pays the annual year-over-year inflation rate at specified intervals.

The Fund may invest substantially in other types of derivatives for non-hedging or hedging purposes. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. For example, the Fund may invest in or sell short U.S. Treasury futures, securities index futures, other futures, and/or currency forwards to adjust the Fund’s exposure to the direction of interest rates, or for other portfolio management reasons. The Fund is regulated by the Commodity Futures Trading Commission (the “CFTC”) as a commodity pool.

• Inflation-Indexed Fixed Income Securities: Inflation-indexed fixed income securities are securities whose principal and/or interest payments are adjusted for inflation, unlike traditional fixed income securities that make fixed or variable principal and interest payments. The Fund may invest in Treasury Inflation Protected Securities (“TIPS”), which are U.S. Government bonds whose principal automatically is adjusted for inflation as measured by the CPI, and other inflation-indexed securities issued by the U.S. Department of the Treasury. In addition to investing in TIPS, the Fund also may invest in sovereign inflation-indexed fixed income securities (sometimes referred to as “linkers”) issued by non-U.S. governments. To the extent that the Fund invests in such non-U.S. inflation-indexed fixed income securities that are denominated in foreign currencies, the Fund will limit such investments in accordance with the limitations described further below.

The Fund invests the remainder of its assets in fixed income securities of various types and will use such securities to cover its obligations under CPI swaps and other derivative transactions. The Fund may invest in fixed income securities with both fixed and variable interest rates. Among such fixed income securities in which the Fund may invest without limitation are investment grade:

• corporate debt securities of U.S. issuers;

• corporate debt securities of non-U.S. (including emerging market) issuers that are denominated in U.S. dollars;

• mortgage-backed, mortgage-related, and other asset-backed securities, including collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBS”), mortgage dollar rolls, and stripped mortgage-backed securities (“SMBS”); and

• securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

The Fund may invest up to 35% of its net assets in any one or a combination of the following types of fixed income securities and other instruments:

•  high-yield debt securities (commonly referred to as “lower-rated” or “junk” bonds);

•  debt securities of non-U.S. (including emerging market) issuers that are denominated in foreign currencies;

•  loans, including bridge loans, novations, assignments, and participations;

•  convertible securities, including convertible bonds and preferred stocks; and

• structured securities and other hybrid instruments, including collateralized loan obligations (“CLOs”).

The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to mortgage-backed securities, privately issued mortgage-related securities, or securities issued by the U.S. Government, its agencies and instrumentalities.

The Fund seeks to manage the average duration of the securities it holds in its portfolio and hedge interest rate risk by investing in Treasury futures and interest rate swaps. The duration of a security takes into account the pattern of all expected payments of interest and principal on the security over time, including how these payments are affected by changes in interest rates.

The portfolio management team combines top-down and bottom-up analysis in its portfolio construction process. The portfolio management team takes into account several factors in its analysis, including, but not limited to, current and expected economic conditions, rising and falling interest rates, and credit quality. The portfolio management team may actively rotate sector exposure based on its assessment of relative value. The Fund engages in active and frequent trading of its portfolio securities.

The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, or shows signs of deteriorating fundamentals, among other reasons. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Strategy Portfolio Concentration [Text]	The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to mortgage-backed securities, privately issued mortgage-related securities, or securities issued by the U.S. Government, its agencies and instrumentalities.
Lord Abbett Short Duration Core Bond Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in various types of short duration debt (or fixed income) securities and derivative instruments that are intended to provide economic exposure to such securities. Under normal conditions, the Fund invests substantially all of its assets in debt securities rated investment grade at the time of purchase or determined by Lord Abbett to be of comparable quality. However, the Fund may at times hold below investment grade securities (commonly referred to as “high-yield” or “junk” bonds) if the Fund purchased securities that were considered investment grade at their time of purchase and such securities subsequently are downgraded. The Fund may invest in:

• corporate debt securities of U.S. issuers;

• corporate debt securities of non-U.S. (including emerging market) issuers that are denominated in U.S. dollars;

• mortgage-backed, mortgage-related and other asset-backed securities, including privately issued mortgage-related securities and commercial mortgage-backed securities (“CMBS”);

• securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities;

• debt securities issued or guaranteed by non-U.S. sovereign governments and their agencies, authorities, political subdivisions, or instrumentalities;

• loans, including bridge loans, novations, assignments, and participations; and

• structured securities and other hybrid instruments, including collateralized loan obligations (“CLOs”).

The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to mortgage-backed securities, privately issued mortgage-related securities, or securities issued by the U.S. Government, its agencies and instrumentalities.

The Fund seeks to manage interest rate risk through its management of the average duration of the securities it holds in its portfolio. Under normal conditions, the Fund will maintain its average dollar-weighted duration range between one and three years. Subject to the foregoing, the Fund does not have any maturity or duration restrictions and may invest in securities of any maturity or duration. The duration of a security takes into account the pattern of all expected payments of interest and principal on the security over time, including how these payments are affected by changes in interest rates.

The Fund may use derivatives to hedge against risk or to gain investment exposure. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, as a substitute for holding the underlying asset on which the derivative instrument is based, or for cash management purposes. For example, the Fund may invest in or sell short U.S. Treasury futures, securities index futures, other futures, and/or currency forwards to adjust the Fund’s exposure to the direction of interest rates, or for other portfolio management reasons. The market value of derivatives providing economic exposure substantially similar to the securities referenced in the Fund’s 80% policy, as described above, will be counted for purposes of measuring the Fund’s compliance with its 80% policy.

The portfolio management team buys and sells securities using a relative value-oriented investment process, meaning the portfolio management team generally seeks more investment exposure to securities believed to be undervalued and less investment exposure to securities believed to be overvalued. The portfolio management team combines top-down and bottom-up analysis to construct its portfolio. The portfolio management team uses a blend of fundamental research and quantitative tools to evaluate global economic conditions, opportunities, and risks across different segments of the fixed income market. The portfolio management team may actively rotate sector exposure based on its assessment of relative value. The Fund may engage in active and frequent trading of its portfolio securities.

The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, or shows signs of deteriorating fundamentals, among other reasons. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Strategy Portfolio Concentration [Text]	The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to mortgage-backed securities, privately issued mortgage-related securities, or securities issued by the U.S. Government, its agencies and instrumentalities.
Lord Abbett Short Duration Income Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund invests in various types of short duration debt (or fixed income) securities. Under normal conditions, the Fund pursues its investment objective by investing at least 65% of its net assets in investment grade debt securities of various types. Such investments include:

• corporate debt securities of U.S. issuers;

• corporate debt securities of non-U.S. (including emerging market) issuers that are denominated in U.S. dollars;

• mortgage-backed, mortgage-related, and other asset-backed securities, including privately issued mortgage-related securities and commercial mortgage-backed securities (“CMBS”);

• securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and

• inflation-linked investments.

The Fund may invest in Treasury Inflation Protected Securities (“TIPS”), which are U.S. Government bonds whose principal automatically is adjusted for inflation as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”), and other inflation-indexed securities issued by the U.S. Department of Treasury.

The Fund may invest up to 35% of its net assets in any one or a combination of the following types of fixed income securities and other instruments:

• high-yield debt securities (commonly referred to as “lower-rated” or “junk” bonds);

• debt securities of non-U.S. (including emerging market) issuers that are denominated in foreign currencies;

• loans, including bridge loans, novations, assignments, and participations;

• convertible securities, including convertible bonds and preferred stocks; and

• structured securities and other hybrid instruments, including collateralized loan obligations (“CLOs”).

The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to mortgage-backed securities, privately issued mortgage-related securities, or securities issued by the U.S. Government, its agencies and instrumentalities. The Fund may invest substantially in CMBS, including lower-rated CMBS.

The Fund seeks to manage interest rate risk through its management of the average duration of the securities it holds in its portfolio. Under normal conditions, the Fund will maintain its average dollar-weighted duration range between one and three years. The duration of a security takes into account the pattern of all expected payments of interest and principal on the security over time, including how these payments are affected by changes in interest rates.

The Fund may use derivatives to hedge against risk or to gain investment exposure. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, as a substitute for holding the underlying asset on which the derivative instrument is based, or for cash management purposes. For example, the Fund may invest in or sell short U.S. Treasury futures, securities index futures, other futures, and/or currency forwards to adjust the Fund’s exposure to the direction of interest rates, or for other portfolio management reasons.

The portfolio management team buys and sells securities using a relative value-oriented investment process, meaning the portfolio management team generally seeks more investment exposure to securities believed to be undervalued and less investment exposure to securities believed to be overvalued. The portfolio management team combines top-down and bottom-up analysis to construct its portfolio, using a blend of quantitative and fundamental research. As part of its top-down analysis, the portfolio management team evaluates global economic conditions, including monetary, fiscal, and regulatory policy, as well as the political and geopolitical environment, in order to identify and assess opportunities and risks across different segments of the fixed income market. The portfolio management team employs bottom-up analysis to identify and select securities for investment by the Fund based on in-depth company, industry, and market research and analysis. The portfolio management team may actively rotate sector exposure based on its assessment of relative value. The Fund may engage in active and frequent trading of its portfolio securities.

The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, or shows signs of deteriorating fundamentals, among other reasons. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Strategy Portfolio Concentration [Text]	The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to mortgage-backed securities, privately issued mortgage-related securities, or securities issued by the U.S. Government, its agencies and instrumentalities. The Fund may invest substantially in CMBS, including lower-rated CMBS.
Lord Abbett Total Return Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal conditions, the Fund pursues its investment objective by investing in investment grade debt (or fixed income) securities. The Fund may invest up to 20% of its net assets in high-yield debt securities (commonly referred to as “lower-rated” or “junk” bonds). The Fund may invest in debt securities issued by non-U.S. entities but denominated in U.S. dollars, and securities issued by non-U.S. entities and denominated in currencies other than the U.S. dollar. The Fund may invest up to 20% of its net assets in debt securities of non-U.S. issuers that are denominated in non-U.S. currencies.

The Fund generally may invest in the following types of debt securities:

• securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities;

• corporate debt securities;

• mortgage-backed, mortgage-related, and other asset-backed securities;

• inflation-linked investments;

• structured securities and other hybrid instruments, including collateralized loan obligations (“CLOs”); and

• loans, including bridge loans, novations, assignments, and participations. The Fund may invest up to 10% of its net assets in floating or adjustable rate loans.

The Fund may invest in Treasury Inflation Protected Securities (“TIPS”), which are U.S. Government bonds whose principal automatically is adjusted for inflation as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”), and other inflation-indexed securities issued by the U.S. Department of Treasury.

The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to mortgage-backed securities, privately issued mortgage-related securities, or securities issued by the U.S. Government, its agencies and instrumentalities.

The Fund seeks to manage interest rate risk through its management of the average duration of the securities it holds in its portfolio. Under normal conditions, the Fund will maintain its average duration range within two years of the bond market’s duration as measured by the Bloomberg U.S. Aggregate Bond Index (which was approximately 5.88 years as of February 28, 2026). The duration of a security takes into account the pattern of all expected payments of interest and principal on the security over time, including how these payments are affected by changes in interest rates.

The Fund may use derivatives to hedge against risk or to gain investment exposure. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, as a substitute for holding the underlying asset on which the derivative instrument is based, or for cash management purposes. For example, the Fund may invest in or sell short U.S. Treasury futures, securities index futures, other futures, and/or currency forwards to adjust the Fund’s exposure to the direction of interest rates, or for other portfolio management reasons.

The portfolio management team buys and sells securities using a relative value-oriented investment process, meaning the portfolio management team generally seeks more investment exposure to securities believed to be undervalued and less investment exposure to securities believed to be overvalued. The portfolio management team combines top-down and bottom-up analysis to construct its portfolio, using a blend of quantitative and fundamental research. As part of its top-down analysis, the portfolio management team evaluates global economic conditions, including monetary, fiscal, and regulatory policy, as well as the political and geopolitical environment, in order to identify and assess opportunities and risks across different segments of the fixed income market. The portfolio management team employs bottom-up analysis to identify and select securities for investment by the Fund based on in-depth company, industry, and market research and analysis. The portfolio management team may actively rotate sector exposure based on its assessment of relative value. The Fund engages in active and frequent trading of its portfolio securities.

The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, or shows signs of deteriorating fundamentals, among other reasons. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Strategy Portfolio Concentration [Text]	The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to mortgage-backed securities, privately issued mortgage-related securities, or securities issued by the U.S. Government, its agencies and instrumentalities.
Lord Abbett Ultra Short Bond Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund invests in various types of short duration, high quality, investment grade debt (or fixed income) securities. Under normal conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investment grade debt securities of various types. Under normal conditions, the Fund invests only in debt securities rated investment grade at the time of purchase or determined by Lord Abbett to be of comparable quality.

The Fund’s investments consist of:

• corporate debt securities of U.S. issuers, including commercial paper;

• corporate debt securities of non-U.S. (including emerging market) issuers that are denominated in U.S. dollars;

• mortgage-backed, mortgage-related, and other asset-backed securities, including privately issued mortgage-related securities;

• securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and

• structured securities and other hybrid instruments, including collateralized loan obligations (“CLOs”).

The Fund seeks to manage interest rate risk through its management of the average effective duration of the securities it holds in its portfolio. The duration of a security takes into account the pattern of all expected payments of interest and principal on the security over time, including how these payments are affected by changes in interest rates. The longer a portfolio’s duration, the more sensitive it is to interest rate risk. The shorter a portfolio’s duration, the less sensitive it is to interest rate risk.

The maturity of a security is the length of time until final payment is due, or if applicable, an earlier date based on relevant factors such as maturity-shortening devices (e.g., call, put, pre-refunding, prepayment or redemption provisions, or an adjustable coupon). Normally, the Fund seeks to maintain an overall dollar-weighted average maturity of two years or less. Although the Fund invests in short-term debt securities, the Fund is not a money market fund and cannot guarantee that it will maintain a stable share price.

Under normal conditions, the Fund concentrates its investments in the financial services industry by investing more than 25% of its assets in securities issued by companies in the financial services industry. The Fund may, however, invest less than 25% of its assets in the financial services industry for temporary defensive purposes, as described in more detail below.

The Fund may at times hold below investment grade securities (commonly referred to as “high-yield” or “junk” bonds) if the Fund purchased securities that were considered investment grade at their time of purchase and such securities subsequently are downgraded.

The investment grade debt securities described above may include mortgage-backed, mortgage-related, and other asset-backed securities, which directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans, real property, or other assets. The Fund also may enter into repurchase agreements with maturities of less than 7 days. The Fund may invest in non U.S. dollar-denominated loans or securities.

Currently, the Fund expects to invest in derivatives including futures, options, and swaps. The Fund may use derivatives to attempt to hedge some of its investment risk on both a security- or portfolio-level basis, to manage portfolio duration, or for cash management purposes. For example, the Fund may invest in or sell short U.S. Treasury futures, securities index futures, other futures, and/or currency forwards to adjust the Fund’s exposure to the direction of interest rates, or for other portfolio management reasons.

The portfolio management team buys and sells securities using a relative value-oriented investment process, meaning the portfolio management team generally seeks more investment exposure to securities believed to be undervalued and less investment exposure to securities believed to be overvalued. The portfolio management team combines top-down and bottom-up analysis to construct its portfolio, using a blend of quantitative and fundamental research. As part of its top-down analysis, the portfolio management team evaluates global economic conditions, including monetary, fiscal, and regulatory policy, as well as the political and geopolitical environment, in order to identify and assess opportunities and risks across different segments of the fixed income market. The portfolio management team employs bottom-up analysis to identify and select securities for investment by the Fund based on in-depth company, industry, and market research and analysis. The portfolio management team may actively rotate sector exposure based on its assessment of relative value. The Fund may engage in active and frequent trading of its portfolio securities.

The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment or shows signs of deteriorating fundamentals, among other reasons. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund concentrates its investments in the financial services industry by investing more than 25% of its assets in securities issued by companies in the financial services industry. The Fund may, however, invest less than 25% of its assets in the financial services industry for temporary defensive purposes, as described in more detail below.